Commitments (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of Commitments [Abstract]
Schedule of minimum lease rentals to be paid under non-cancellable leases
The minimum lease rentals to be paid under non-cancellable leases, principally in respect of properties, are as follows:

	2019 £ million	2018 £ million
Payments falling due:
Within one year	98	100
Between one and two years	64	70
Between two and three years	45	48
Between three and four years	34	32
Between four and five years	22	20
After five years	58	42
	321	312